Document and Entity Information	0 Months Ended
May 05, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 05, 2015
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	May 05, 2015
Document Effective Date	May 05, 2015
Prospectus Date	May 05, 2015
USA Mutuals Takeover Targets Fund | USA Mutuals Takeover Targets Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	TOTIX
USA Mutuals Takeover Targets Fund | USA Mutuals Takeover Targets Fund - Investor Class Shares
Risk/Return:
Trading Symbol	TOTNX
USA Mutuals Takeover Targets Fund | USA Mutuals Takeover Targets Fund - Class A Shares
Risk/Return:
Trading Symbol	TOTAX
USA Mutuals Takeover Targets Fund | USA Mutuals Takeover Targets Fund - Class C Shares
Risk/Return:
Trading Symbol	TOTCX